Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	€ 78,970	€ 118,925
Financial asset - current	17,183
Prepayments and other receivables	5,116	1,538
Other taxes	497	523
Total current assets	101,766	120,986
Property, plant and equipment	16,285	16,897
Total assets	118,051	137,883
Equity
Equity attributable to owners of the Company	32,854	41,390
Total equity	32,854	41,390
Current liabilities
Borrowings	4,437
Lease liabilities	1,675	1,614
Derivative financial instruments	184	311
Trade payables	33	1,541
Social securities and other taxes	1,448	1,659
Deferred income	23,827	20,569
Other current liabilities	5,675	8,509
Total current liabilities	37,279	34,203
Borrowings		4,292
Lease liabilities	13,078	13,828
Deferred income	34,840	44,170
Total liabilities	85,197	96,493
Total equity and liabilities	€ 118,051	€ 137,883